Fair Value Measurements (Tables)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2017 and December 31, 2016, and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value (in thousands):

		Fair Value Measurements at
		September 30, 2017
		(Level 1)	(Level 2)	(Level 3)
Assets
Cash equivalents (1)	$16,527	$16,527	$—	$—
Mutual funds held for nonqualified deferred compensation plan participants (2)	459	459	—	—

Total assets	$16,986	$16,986	$—	$—

Liabilities
Deferred compensation (2)	$459	$459	$—	$—

Total liabilities	$459	$459	$—	$—

		Fair Value Measurements at
		December 31, 2016
		(Level 1)	(Level 2)	(Level 3)
Assets
Cash equivalents (1)	$39,941	$39,941	$—	$—
Commercial paper	8,482	—	8,482	—
Mutual funds held for nonqualified deferred compensation plan participants (2)	378	378	—	—

Total assets	$48,801	$40,319	$8,482	$—

Liabilities
Deferred compensation (2)	$378	$378	$—	$—

Total liabilities	$378	$378	$—	$—

(1)	Generally, cash equivalents include money market funds and investments with a maturity of three months or less from the date of purchase. This asset is included as a component of cash and cash equivalents on the balance sheet, of which $10.0 million is classified as restricted cash - long-term at September 30, 2017.
(2)	The deferred compensation plan is directed by the Company and structured as a Rabbi Trust for the benefit of certain executives and non-employee directors. The investment assets of the Rabbi Trust are valued using quoted market prices multiplied by the number of shares held in each trust account. The related deferred compensation liability represents the fair value of the investment assets.

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015, and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value (in thousands):

		Fair Value Measurements at
		December 31, 2016
	December 31, 2016	Level 1	Level 2	Level 3
Assets
Cash equivalents(1)	$39,941	$39,941	$—	$—
Commercial paper	8,482	—	8,482	—
Mutual funds held for nonqualified deferred compensation plan participants(2)	378	378	—	—

Total assets	$48,801	$40,319	$8,482	$—

Liabilities
Deferred compensation(2)	$378	$378	$—	$—

Total liabilities	$378	$378	$—	$—

		Fair Value Measurements at
		December 31, 2015
	December 31, 2015	Level 1	Level 2	Level 3
Assets
Cash equivalents(1)	$23,402	$23,402	$—	$—
Commercial paper	21,735	—	21,735	—
Mutual funds held for nonqualified deferred compensation plan participants(2)	222	222	—	—
Treasury securities	2,034	2,034	—	—
Government-sponsored enterprise securities	4,027	—	4,027	—

Total assets	$51,420	$25,658	$25,762	$—

Liabilities
Deferred compensation(2)	$222	$222	$—	$—

Total liabilities	$222	$222	$—	$—

(1)	Cash equivalents included money market funds and commercial paper with a maturity of three months or less from the date of purchase.
(2)	Deferred compensation plans are compensation plans directed by the Company and structured as a Rabbi Trust for certain executives and non-employee directors. The investment assets of the Rabbi Trust are valued using quoted market prices multiplied by the number of shares held in each trust account. The related deferred compensation liability represents the fair value of the investment assets.